SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Useful Lives of Property Plant and Equipment
Years
Equipment and furniture	5
Computers and software	2 – 3
Automobiles	5
Leasehold improvements	Lesser of the lease term or estimated useful life

Schedule of Changes in AOCI, Including the Amounts Reclassified to Income
Foreign currency
translation and
unrealized gains
(losses), net
of tax
(in thousands)
Balance at December 31, 2017	$62,411
Unrecognized loss on foreign currency translation	(839)
Balance at December 31, 2018	$61,572
Unrecognized gain on foreign currency translation	529
Balance at December 31, 2019	$62,101

Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation
	Years ended December 31,
	2019	2018	2017
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	1,335	—	—
Total(1)	1,335	—	—

(1)

Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

Schedule of Diluted Earnings Per Share	After the dilution, the diluted earnings per share during the years ended December 31, 2018 were as follows.
	2019	2018
	(in thousands, except per
	shares amounts)
Net income (loss)	$(3,913)	$4,820
Weighted average shares outstanding—Diluted	35,556	36,319
Net income (loss) per shares—Diluted	$(0.11)	$0.13

Summary of Impact of Adoption of New Accounting Standard	The cumulative effect of the changes made to our consolidated January 1, 2019 balance sheet for the adoption of ASU No. 2016-02 was as follows:

Reclassification	Balance at December 31, 2018	Adjustment Due to Topic 842	Balance at January 1, 2019
Assets
Operating lease right-of-use assets, net	$—	$2,410	$2,410
Prepaid	6,776	(83)	6,693
Liabilities
Operating lease liabilities, current	—	(898)	(898)
Operating lease liabilities, non-current	$—	$(1,429)	$(1,429)